Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Schedule Of Short-Term Debt	Short-term debt consists of the following at year-end:

	2015	2014
Revolving Credit Facility (i)	$2,500	$—
Bank overdrafts	—	528
Other short-term loans (ii)	—	32,000
	$2,500	$32,528